TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectus and Statement of Additional Information, as supplemented

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Transamerica Aegon U.S. Government Securities VP

Effective December 1, 2023, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Aegon U.S. Government Securities VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC
Portfolio Managers:
Tyler A. Knight, CFA	Portfolio Manager	since 2014
Jordan Woodbury, CFA	Portfolio Manager	since 2023
Sivakumar N. Rajan	Portfolio Manager	since 2021
Andy Raver	Portfolio Manager	since 2023

Effective December 1, 2023, the following replaces the corresponding information in the Prospectus for Transamerica Aegon U.S. Government Securities VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Head of US Public Structured Finance since 2018
Jordan Woodbury, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2023; Employed with Aegon USA Investment Management, LLC since 2013
Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2021; Portfolio Manager with Aegon USA Investment Management, LLC since 2015
Andy Raver	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2023; Employed with Aegon USA Investment Management, LLC since 2019

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Effective December 1, 2023, the following replaces the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Aegon USA Investment Management, LLC. (“Aegon”)”:

Transamerica Aegon U.S. Government Securities VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Tyler A. Knight, CFA	8	$10.09 billion	5	$770 million	15	$7.44 billion
Jordan Woodbury, CFA*	0	$0	1	$55 million	0	$0
Sivakumar N. Rajan	8	$10.09 billion	5	$893 million	9	$28.09 billion
Andy Raver*	0	$0	0	$0	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Tyler A. Knight, CFA	0	$0	0	$0	0	$0
Jordan Woodbury, CFA*	0	$0	0	$0	0	$0
Sivakumar N. Rajan	0	$0	0	$0	0	$0
Andy Raver*	0	$0	0	$0	0	$0

*  As of October 31, 2023

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Investors Should Retain this Supplement for Future Reference

November 27, 2023